Stock-Based Compensation - Weighted-average assumptions (Details) - Gelesis - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average assumptions
Fair value of common stock	$ 20.02	$ 11.18
Expected volatility	60.10%	63.60%
Expected term (in years)	5 years 9 months 18 days	5 years 9 months 18 days
Risk-free interest rate	1.10%	0.20%
Expected dividend yield	0.00%	0.00%
Options and RSUs to acquire common stock
Weighted average assumptions
Weighted-average grant date fair value of stock options granted	$ 11.25	$ 6.31
Options and RSUs to acquire common stock | Stock Option Plan 2016
Weighted average assumptions
Unrecognized compensation cost	$ 8.7	$ 8.7
Weighted-average period	1 year 8 months 12 days	2 years 2 months 12 days